ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Nominal value of issued common/ registered share capital	$ 61,768	¥ 450,782	$ 61,768	¥ 450,782	$ 61,768	¥ 450,782
China Coal Mining Investment Limited China Coal [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	China Coal Mining Investment Limited (“China Coal”)
Place of incorporation/registration and operations	Hong Kong
Percentage of equity attributable to the Company - Direct	100.00%
Principal activities	Investment holding
FMH Corporate Services Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	FMH Corporate Services Inc.
Place of incorporation/registration and operations	United States
Percentage of equity attributable to the Company - Direct	100.00%
Principal activities	Dormant
Feishang Dayun Coal Mining Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Feishang Dayun Coal Mining Limited
Place of incorporation/registration and operations	Hong Kong
Principal activities	Investment holding
Percentage of equity attributable to the Company - Indirect	100.00%
Feishang Mining Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Feishang Mining Holdings Limited
Place of incorporation/registration and operations	BVI
Percentage of equity attributable to the Company - Direct	100.00%
Principal activities	Investment holding
Feishang Yongfu Mining Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Feishang Yongfu Mining Limited
Place of incorporation/registration and operations	Hong Kong
Principal activities	Investment holding
Percentage of equity attributable to the Company - Indirect	100.00%
Newhold Investments Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Newhold Investments Limited
Place of incorporation/registration and operations	BVI
Percentage of equity attributable to the Company - Direct	100.00%
Principal activities	Investment holding
Pineboom Investments Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Pineboom Investments Limited
Place of incorporation/registration and operations	BVI
Percentage of equity attributable to the Company - Direct	100.00%
Principal activities	Investment holding
Shenzhen Feishang Managementand Consulting Co Limited Feishang Management [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Shenzhen Feishang Management and Consulting Co., Limited (“Feishang Management”)
Place of incorporation/registration and operations	PRC/Mainland China
Principal activities	Provision of management and consulting services to other companies in the Group
Percentage of equity attributable to the Company - Indirect	100.00%
Nominal value of issued common/ registered share capital		10,000
Yangpu Shuanghu Industrial Development Co Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Yangpu Shuanghu Industrial Development Co., Limited
Place of incorporation/registration and operations	PRC/Mainland China
Principal activities	Investment holding
Percentage of equity attributable to the Company - Indirect	100.00%
Nominal value of issued common/ registered share capital		1,000
Yunnan Feishang Mining Co Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Yunnan Feishang Mining Co., Limited
Place of incorporation/registration and operations	PRC/Mainland China
Principal activities	Investment holding
Percentage of equity attributable to the Company - Indirect	100.00%
Nominal value of issued common/ registered share capital		50,000
Bayannaoer City Feishang Mining Company Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Bayannaoer City Feishang Mining Company Limited
Place of incorporation/registration and operations	PRC/Mainland China
Principal activities	Exploration and development of lead mines
Percentage of equity attributable to the Company - Indirect	100.00%
Nominal value of issued common/ registered share capital		¥ 59,480